Note 5 - Convertible Debt - Related Party (Q2)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 5. Convertible Debt – Related Party

Convertible Promissory Notes

The following table is a summary of Vision’s convertible debt – related party at September 30, 2014:

	Gross Principal Amount Outstanding	Unamortized Debt Discount	Net Amount Outstanding
Convertible debt – related party
Replacement Note	$20,000	$—	$20,000
2013 Note	3,500	(1,020)	2,480
2014 Note	2,000	—	2,000
	$25,500	$(1,020)	$24,480

Pursuant to the Prior Letter Agreement, Mr. Pell agreed to provide financial assistance to Vision in the amount of up to $5.0 million, if necessary to support Vision’s operations, for a period ending on the earlier of (i) July 1, 2015 or (ii) Vision’s raising debt or equity capital in the amount of $5.0 million or more. The Prior Letter Agreement provided that this financial assistance, if drawn by Vision, would be in the form of an additional loan, share purchase, or financing transaction, on such terms as Vision and Mr. Pell may determine. The Prior Letter Agreement was terminated upon the issuance of the 2014 Note.

Pursuant to the Prior Letter Agreement, on June 16, 2014, or the 2014 Effective Date, Vision issued the 2014 Note with Mr. Pell that allowed Vision to borrow up to $5.0 million up to June 15, 2019. The 2014 Note accrues annual interest at the rate of 1.91%. The 2014 Note must be repaid in full on or before the fifth anniversary of the 2014 Effective Date, or the 2014 Maturity Date, but may be prepaid by Vision at any time without penalty. Vision will be required to repay all amounts outstanding under the 2014 Note upon an event of default, as defined in the 2014 Note. The outstanding principal amount of the 2014 Note is convertible at any time prior to the 2014 Maturity Date, at Mr. Pell’s option, into shares of Vision common stock at a price of $1.11, the closing bid price of Vision common stock on the 2014 Effective Date. At September 30, 2014, Vision had outstanding principal borrowings of $2.0 million under the 2014 Note, which is included in convertible debt – related party on Vision’s condensed consolidated balance sheet. Each time Vision draws on any available credit under the 2014 Note, Vision determines if a beneficial conversion feature of the convertible debt exists. A beneficial conversion feature will arise if the $1.11 conversion price of the 2014 Note is below the per share fair value of Vision common stock on the date of a drawdown.

On September 25, 2013, or the 2013 Effective Date, Vision entered into a convertible promissory note, or the 2013 Note, with Mr. Pell that allowed Vision to borrow up to $3.5 million. The 2013 Note accrues annual interest, at the rate of 1.66%. The 2013 Note must be repaid in full on or before the fifth anniversary of the 2013 Effective Date, or the 2013 Maturity Date, but may be prepaid by Vision at any time without penalty. Vision will be required to repay all amounts outstanding under the 2013 Note upon an event of default, as defined in the 2013 Note. The outstanding principal amount of the 2013 Note is convertible at any time prior to the 2013 Maturity Date, at Mr. Pell’s option, into shares of Vision common stock at a price of $0.89, the closing bid price of Vision common stock on the 2013 Effective Date. At September 30, 2014, Vision had outstanding principal borrowings of $3.5 million, gross of the amount recognized as a beneficial conversion feature, under the 2013 Note, which is included in Convertible debt – related party on Vision’s condensed consolidated balance sheet.

During each draw upon the 2013 Note, a beneficial conversion feature was recorded as a result of the market price of Vision common stock increasing after the 2013 Effective Date. The following table summarizes the unamortized beneficial conversion feature amounts recorded as of September 30, 2014:

Date	Borrowing Amount	Convertible Shares	Share Price on Borrowing Date	Unamortized Beneficial Conversion Feature
October 7, 2013	$1,000	1,123,595	$0.95	$55
November 26, 2013	1,000	1,123,595	1.01	113
January 21, 2014	1,000	1,123,595	1.39	508
March 13, 2014	500	561,799	1.54	344
	$3,500	3,932,584		$1,020

The beneficial conversion feature amounts were recorded as a convertible debt discount with a corresponding increase to additional paid-in capital. The amounts are being amortized using the effective interest rate method from the borrowing date to the Maturity Date. At September 30, 2014, Vision expects to recognize the unamortized convertible debt discount balance of $1.0 million over a period of approximately four years.

On September 19, 2012, or the Replacement Note Effective Date, Vision entered into a convertible promissory note, or the Replacement Note, with Mr. Pell that allowed Vision to borrow up to $20.0 million. The Replacement Note (i) consolidated and restructured the $15.0 million in aggregate borrowings collectively outstanding under an Amended and Restated Loan Agreement, dated September 30, 2011, between Vision and Mr. Pell, or the Original Agreement, and a separate promissory note, dated July 25, 2012, between Vision and Mr. Pell, and (ii) provided for up to $5.0 million in additional borrowings.

The Replacement Note accrues annual interest, payable annually, at the rate of 0.84%. The Replacement Note must be repaid in full on or before the fifth anniversary of the Replacement Note Effective Date, or the Replacement Note Maturity Date, but may be prepaid by Vision at any time without penalty. Vision will be required to repay all amounts outstanding under the Replacement Note upon an event of default, as defined in the Replacement Note.

The outstanding principal amount of the Replacement Note is convertible at any time prior to the Replacement Note Maturity Date, at Mr. Pell’s option, into shares of Vision common stock at a conversion price of $1.20 per share, which was the closing bid price of Vision common stock on the Replacement Note Effective Date. At September 30, 2014, Vision had $20.0 million in outstanding principal borrowings under the Replacement Note, which is reflected as convertible debt – related party on Vision’s condensed consolidated balance sheet.

Pursuant to the Original Agreement, Mr. Pell received warrants to purchase an aggregate of 1,880,620 shares of Vision common stock at a weighted average exercise price of $1.86 per share. All of the warrants are vested and expire on the later of September 30, 2016 or one year after the termination of the Original Agreement and repayment of all amounts due and payable under the Original Agreement.

Amortization of the convertible debt discount and interest expense related to the accrued interest on outstanding borrowings are recorded as interest expense in Vision’s condensed consolidated statement of operations. Interest expense for the three months ended September 30, 2014 and 2013, respectively, was comprised of:

	Three Months Ended September 30,		Six Months Ended September 30,
	2014	2013	2014	2013
Amortization of convertible debt discount	$(40)	$—	$(66)	$—
Interest expense	(66)	(44)	(123)	(85)
	$(106)	$(44)	$(189)	$(85)

At September 30, 2014, Vision had an aggregate amount of $376 thousand in accrued interest under the 2014 Note, the 2013 Note and the Replacement Note, which is included in accrued expenses on Vision’s condensed consolidated balance sheet.

Existing Letter Agreement

Pursuant to the Existing Letter Agreement, Mr. Pell has agreed to provide financial assistance to Vision in the amount of up to $2.5 million, if necessary to support Vision’s operations, for a period ending on the earlier of (i) January 1, 2016 or (ii) Vision raising debt or equity capital in the amount of $2.5 million or more. This financial assistance, if drawn by Vision, would be in the form of an additional loan, share purchase, or financing transaction, on such terms as Vision and Mr. Pell may determine. Vision has not utilized the Existing Letter Agreement.

Note 6. Convertible Debt – Related Party

Convertible Promissory Notes

The following table is a summary of Vision’s convertible debt – related party at March 31, 2014:

Convertible Debt—Related Party	Gross Principal Amount Outstanding	Unamortized Debt Discount	Net Amount Outstanding
Replacement Note	$20,000	$—	$20,000
2013 Note	3,500	(1,086)	2,414
	$23,500	$(1,086)	$22,414

On September 25, 2013, Vision entered into a $3.5 million revolving convertible promissory note (the “2013 Note”) with Mr. Pell. The 2013 Note accrues annual interest, payable annually, at the rate of 1.66%. The 2013 Note must be repaid in full on or before the fifth anniversary of the effective date, but may be prepaid by Vision at any time without penalty. Vision will be required to repay all amounts outstanding under the 2013 Note upon an event of default, as defined in the 2013 Note. The outstanding principal amount of the 2013 Note is convertible at any time prior to the maturity date, at Mr. Pell’s option, into shares of Vision common stock at a price of $0.89, the closing bid price of Vision common stock on the Effective Date. At March 31, 2014, Vision had outstanding principal borrowings of $3.5 million, gross of the amount recognized as a beneficial conversion feature, under the 2013 Note, which is reflected as convertible debt – related party on Vision’s consolidated balance sheet.

During each draw upon the 2013 Note, a beneficial conversion feature was recorded as a result of the market price of Vision common stock increasing after the Effective Date. The following table summarizes the beneficial conversion feature amounts recorded as of March 31, 2014:

Date	Borrowing Amount	Convertible Shares	Share Price on Borrowing Date	Gross Beneficial Conversion Feature
October 7, 2013	$1,000	1,123,595	$0.95	$67
November 26, 2013	1,000	1,123,595	1.01	135
January 21, 2014	1,000	1,123,595	1.39	562
March 13, 2014	500	561,799	1.54	365
	$3,500	3,932,584		$1,129

The beneficial conversion feature amounts were recorded as a convertible debt discount with a corresponding increase to additional paid-in capital. The amounts are being amortized using the effective interest rate method over a five-year period from the borrowing date to the Maturity Date. At March 31, 2014, the unamortized convertible debt discount balance was $1.1 million and is expected to be recognized over a period of approximately 4.5 years.

On September 19, 2012, Vision entered into a $20.0 million revolving convertible promissory note (the “Replacement Note”) with Mr. Pell. The Replacement Note (i) consolidated and restructured the $15.0 million in aggregate borrowings collectively outstanding under an Amended and Restated Loan Agreement, dated September 30, 2011, between Vision and Mr. Pell (the “Original Agreement”) and a separate promissory note, dated July 25, 2012, between Vision and Mr. Pell, and (ii) provided for up to $5.0 million in additional borrowings.

The Replacement Note accrues annual interest, payable annually, at the rate of 0.84%. The Replacement Note must be repaid in full on or before the fifth anniversary of the Replacement Note effective date, but may be prepaid by Vision at any time without penalty. Vision will be required to repay all amounts outstanding under the Replacement Note upon an event of default, as defined in the Replacement Note.

The outstanding principal amount of the Replacement Note is convertible at any time prior to the Replacement Note Maturity Date, at Mr. Pell’s option, into shares of Vision common stock at a conversion price of $1.20 per share, which was the closing bid price of Vision common stock on the Replacement Note Effective Date. At March 31, 2014, Vision had $20.0 million in outstanding principal borrowings under the Replacement Note, which is reflected as convertible debt – related party on Vision’s consolidated balance sheet.

Pursuant to the Original Agreement, Mr. Pell received warrants to purchase an aggregate of 1,880,620 shares of Vision common stock at a weighted average exercise price of $1.86 per share. All of the warrants are vested and expire on the later of September 30, 2016 or one year after the termination of the Original Agreement and repayment of all amounts due and payable under the Original Agreement.

In connection with the issuance of the Replacement Note and the termination of the Original Agreement, Vision determined that the transaction should be classified as an extinguishment of debt. Accordingly, Vision wrote-off the remaining deferred debt cost balance of $1.2 million at September 19, 2012.

Vision estimated the fair value of all of the stock warrants issued on the date of vesting using a Black-Scholes valuation model that used the weighted average assumptions for the risk-free interest rate, expected life (in years), and expected volatility. Vision recorded the transaction as a deferred debt cost and amortized to expense over the term of the loan.

Debt cost expense related to the amortization of the convertible debt discount and interest expense related to the accrued interest on outstanding borrowings for fiscal years 2014 and 2013 were recorded in Vision’s consolidated statement of operations as follows:

	Fiscal Year Ended March 31,
	2014	2013
Debt cost expense	$43	$272
Interest expense	183	488

At March 31, 2014, Vision had an aggregate amount of $253 thousand in accrued interest under the Replacement Note and the 2013 Note, which is included in accrued expenses on Vision’s consolidated balance sheet.

Letter Agreement

Pursuant to the Letter Agreement, Mr. Pell has agreed to provide financial assistance to Vision in the amount of up to $5.0 million, if necessary to support Vision’s operations, for a period ending on the earlier of (i) July 1, 2015 or (ii) Vision raising debt or equity capital in the amount of $5.0 million or more. This financial assistance, if drawn by Vision, would be in the form of an additional loan, share purchase, or financing transaction, on such terms as Vision and Mr. Pell may determine. Vision has not utilized the financial assistance agreement.